Expense Example - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2010 Fund - Fidelity Managed Retirement 2010 Fund - Class K	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 36
3 years	113
5 years	197
10 years	$ 443